Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated December 18, 2023 to the
GMO Trust Prospectus, dated June 30, 2023, as supplemented (“Prospectus”)

GMO Multi-Sector Fixed Income Fund

Effective December 31, 2023, the section appearing on page 114 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Rates and FX	Jason Hotra (since 2016)	Head, Developed Rates and FX Team, GMO.

Developed Rates and FX	James Donaldson (since 2023)	Portfolio Manager, Developed Rates and FX Team, GMO.

Effective December 31, 2023, the following replaces the portions of the table beginning on page 187 of the Prospectus in the section captioned “Management of the Trust” that identify the senior members of the Investment Team with primary responsibility for managing the investments of GMO Multi-Sector Fixed Income Fund:

Multi-Sector Fixed Income Fund	Jason Hotra	Head, Developed Rates and FX Team, GMO. Mr. Hotra has been responsible for providing portfolio management services to GMO’s developed rates and FX portfolios since June 2015. Previously, Mr. Hotra was a portfolio manager at Convexity Capital Management.
	James Donaldson	Portfolio Manager, Developed Rates and FX Team, GMO. Mr. Donaldson has been responsible for providing portfolio management services to GMO’s fixed income portfolios since 2015.

GMO TRUST

Amended and Restated Supplement dated December 18, 2023 to the
GMO Trust Statement of Additional Information, dated June 30, 2023 (“SAI”)

Effective December 31, 2023, GMO Multi-Sector Fixed Income Fund will be managed by Jason Hotra and James Donaldson. The SAI is updated to reflect the foregoing.

The tables setting forth information about accounts overseen or managed by the senior members of the teams as of February 28, 2023 (except as otherwise noted) on page 76 of the SAI are deleted and replaced with the following:

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Joe Auth	2	$1,384,294,649	0	$0	0	$0
B.J. Brannan	1	$195,677,202	2	$389,167,309	0	$0
Warren Chiang	5	$1,500,334,190	3	$38,918,333	3	$1,085,513,144
Hassan Chowdhry	1	$64,965,394	0	$0	1	$198,525,330
Ty Cobb	2	$6,854,385,433	2	$762,685,528	9	$4,688,418,704
Arjun Divecha	3	$1,191,108,331	3	$38,918,333	3	$1,085,513,144
James Donaldson[2]	1	$75,747,145	0	$0	1	$82,368,975
Drew Edwards	1	$107,580,104	2	$32,124,890	2	$801,164,266
Jason Halliwell	1	$128,955,046	6	$3,925,346,205	1	$154,730,099
Thomas Hancock	6	$10,096,780,035	8	$2,325,778,555	15	$5,386,223,664
Simon Harris	5	$1,878,875,255	3	$4,421,890,621	5	$2,475,221,907
Anthony Hene	2	$6,854,385,433	2	$762,685,528	9	$4,688,418,704
Jason Hotra	1	$103,901,800	2	$99,702,666	2	$120,643,768
Ben Inker	11	$6,065,127,739	10	$5,199,828,249	37	$15,068,213,735
Matt Kadnar	1	$195,677,202	2	$389,167,309	0	$0
Tracey Keenan	1	$408,472,424	0	$0	0	$0
James Mendelson	1	$64,965,394	0	$0	1	$198,525,330
Ben Nabet	1	$1,127,012,614	0	$0	0	$0
Tara Oliver	2	$309,225,859	0	$0	0	$0
Rachna Ramachandran	1	$257,282,035	0	$0	0	$0
John Thorndike	11	$6,065,127,739	6	$1,082,330,920	35	$14,151,765,233
Tina Vandersteel	1	$2,786,023,374	4	$2,683,173,029	0	$0
Lucas White	3	$3,177,429,208	6	$1,563,093,027	5	$499,279,630

Senior Member	Registered investment companies managed for which GMO receives a performance-based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance-based fee
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Joe Auth	0	$0	0	$0	0	$0
B.J. Brannan	0	$0	1	$389,167,309	0	$0
Warren Chiang	0	$0	0	$0	0	$0
Hassan Chowdhry	0	$0	0	$0	0	$0
Ty Cobb	0	$0	0	$0	2	$807,240,138
Arjun Divecha	0	$0	0	$0	0	$0
James Donaldson[2]	0	$0	0	$0	1	$82,368,975
Drew Edwards	0	$0	0	$0	0	$0
Jason Halliwell	0	$0	6	$3,925,346,205	1	$154,730,099
Thomas Hancock	0	$0	0	$0	3	$878,771,004
Simon Harris	0	$0	3	$4,421,890,621	0	$0
Anthony Hene	0	$0	0	$0	2	$807,240,138
Jason Hotra	0	$0	1	$46,981,224	2	$120,643,768
Ben Inker	0	$0	6	$4,899,896,602	18	$2,354,141,358
Matt Kadnar	0	$0	1	$389,167,309	0	$0
Tracey Keenan	0	$0	0	$0	0	$0
James Mendelson	0	$0	0	$0	0	$0
Ben Nabet	0	$0	0	$0	0	$0
Tara Oliver	0	$0	0	$0	0	$0
Rachna Ramachandran	0	$0	0	$0	0	$0
John Thorndike	0	$0	2	$782,399,272	18	$2,354,141,358
Tina Vandersteel	0	$0	2	$1,035,891,134	0	$0
Lucas White	0	$0	0	$0	1	$71,530,866

1 For some senior members, “Total assets” includes assets invested by other Funds.

2 Information about the accounts overseen or managed by Mr. Donaldson are provided as of December 8, 2023.

The following rows are added to the Senior Member Fund Ownership table showing the dollar range of each senior member’s direct beneficial share ownership as of February 28, 2023 (except as otherwise noted) on pages 77 and 78 of the SAI:

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund

James Donaldson	Multi-Sector Fixed Income Fund	None[3]

3 Information about the dollar range of shares directly owned by Mr. Donaldson is provided as of December 8, 2023.

The following rows are added to the Senior Member Fund Ownership table showing the dollar range of each senior member’s indirect beneficial share ownership as of February 28, 2023 (except as otherwise noted) on pages 79 and 80 of the SAI:

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund

James Donaldson	Multi-Sector Fixed Income Fund	None[3]

3 Information about the dollar range of shares directly owned by Mr. Donaldson is provided as of December 8, 2023.

3